Cap Reserves | Treasury Fund
Supplement to the
Fidelity® Cash Management Funds:
Government Fund, Prime Fund, Tax-Exempt Fund, and Treasury Fund -
Capital Reserves Class
December 30, 2014

Effective May 31, 2015, the principal investment strategies for Government Fund and Treasury Fund as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus are revised as follows:

Government Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully.

Treasury Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.

These policies are subject to change only upon 60 days' prior notice to shareholders.